CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Capital Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Unvested Restricted Stock
Beginning balance (in shares) at Dec. 31, 2019		0	7,651
Beginning balance at Dec. 31, 2019	$ 126,637	$ 0	$ 38,254	$ 64,592	$ 23,918	$ 265
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	12,107				12,107
Issuance of restricted stock (in shares)			22,869
Issuance of restricted stock	0		$ 114	328			$ (442)
Stock-based compensation	739			349
Common stock dividends paid	(1,842)				(1,842)
Other comprehensive income (loss)	2,929					2,929
Ending balance (in shares) at Dec. 31, 2020		0	7,678,195
Ending balance at Dec. 31, 2020	140,656	$ 0	$ 38,391	65,327	34,183	3,194	(439)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	18,567				18,567
Issuance of restricted stock (in shares)			24,985
Issuance of restricted stock	0		$ 125	376			(501)
Stock-based compensation	825			362
Common stock dividends paid	(2,892)				(2,892)
Other comprehensive income (loss)	(1,081)					(1,081)
Ending balance (in shares) at Dec. 31, 2021		0	9,012,857
Ending balance at Dec. 31, 2021	177,198	$ 0	$ 45,064	80,640	49,858	2,113	(477)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	4,557				4,557
Issuance of restricted stock (in shares)			24,265
Issuance of restricted stock	0		$ 121	379			(500)
Repurchase of common stock under the stock repurchase program (in shares)			(287,244)
Repurchase of common stock under the stock repurchase program	(6,132)		$ (1,436)	(4,696)
Stock-based compensation	245			103			142
Common stock dividends paid	(811)				(811)
Other comprehensive income (loss)	(5,868)					(5,868)
Ending balance (in shares) at Mar. 31, 2022		0	8,749,878
Ending balance at Mar. 31, 2022	$ 169,189	$ 0	$ 43,749	$ 76,426	$ 53,604	$ (3,755)	$ (835)